Subordinated liabilities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subordinated liabilities
Total		R$ 9,885,608	R$ 519,230	R$ 466,246
Issuance: may-08 | Maturity: may-15 to may-18 | Amount (millions): R$283 | Interest rate: CDI
Subordinated liabilities
Subordinated liabilities	[1],[2]	0	109,572	98,378
Issuance: may-08 to jun-08 | Maturity: may-15 to jun-18 | Amount (millions): R$268 | Interest rate: IPCA
Subordinated liabilities
Subordinated liabilities	[2],[3]	0	409,658	367,868
Issuance: January-14 | Maturity: Perpetual | Amount (millions): R$3.000 | Interest rate: 7.375%
Subordinated liabilities
Notes	[2],[4]	4,906,880	0	0
Issuance: January-14 | Maturity: January-24 | Amount (millions): R$3.000 | Interest rate: 6.000%
Subordinated liabilities
Notes	[2],[4]	R$ 4,978,728	R$ 0	R$ 0

[1]	Between December 2017 and May 2018, indexed by 100% and 112% of the CDI.
[2]	Subordinated time deposits issued by Banco Santander S.A. with yield paid at the end of the term together with the principal.
[3]	Between December 2017 and June 2018, indexed by the IPCA (extended consumer price index) plus interest of 8.3% p.a. to 8.4% p.a.
[4]	On December 18, 2018, the Bank Central of Brazil issued approval for the repurchase of the notes issued on January 29, 2014, this approval led to the reclassification of these instruments from the Debt Instruments Eligible to Compose Capital to Subordinated Debt (Note 20).